Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil (Details - amounts due from financial institutions) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil
Loans to financial institutions	R$ 4,313,571	R$ 5,586,520
Interbank deposits	267,305	579,720
Interbank onlendings	20,553	33,920
Expected loss	(1,211)	(5,200)
Total	R$ 4,600,218	R$ 6,194,960